Progress Payments in Excess of Accumulated Costs With Respect to Projects (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Costs with Respect to Projects in Excess of Progress Payments [Abstract]
Revenue recognized in the year from amounts included in the contract liability at the beginning of the year	$ 253	$ 397	$ 3,649